Lease	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Lease
6.	Lease
The Company leased office space in Newark, California under a cancelable operating lease agreement, which was terminated in December 2021.
In November 2021, the Company executed a noncancelable operating lease for approximately
9,091
 square feet of office space in Hayward, California to serve as its headquarters. The lease will expire in October 2025 and there is no option to renew for an additional term. The Company is obligated to pay, on a pro-rata
basis, real estate taxes and operating costs related to the premises.
The lease cost for the three and nine months ended September 30, 2022 were $50 thousand and $151 thousand, respectively. There were no lease costs for the three and nine months ended September 30, 2021 as the lease was not in effect at that time.
The Company’s weighted average remaining lease term and weighted average discount rate as of September 30, 2022 is shown below:

Remaining lease term (in years)	3.00
Discount rate	6.0%
Cash paid for amounts included in the measurement of operating lease liabilities were
$50 thousand and $138
thousand for the three and nine months ended September 30, 2022, respectively, which is included in operating activities in the statement of operations. There were no
amounts paid for operating lease liabilities during the three and nine months ended September 30, 2021, as the operating lease was not in effect at that time.

Future minimum maturities of lease liabilities recognized on the condensed balance sheets as of September 30, 2022 are as follows (in thousands):

Fiscal Year
Remainder of 2022	$34
2023	206
2024	210
2025	178

Total minimum lease payments	628
Less imputed interest	(55)

Present value of lease payments	$573